Off-Balance-Sheet Activities	12 Months Ended
Dec. 31, 2011
Off-Balance-Sheet Activities

NOTE 17 – OFF-BALANCE-SHEET ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2011	2010

Financial standby letters of credit	$219	$224
Commitments to originate loans	3,956	712
Unused lines of credit and letters of credit	58,604	59,365
Performance standby letters of credit	54	54